UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1. Investment Company Act File Number: 811-23159

Date of Notification: March 27, 2025

2. Exact name of Investment Company as specified in registration statement:

Apollo Diversified Credit Fund

3. Address of principal executive office: (number, street, city, state, zip code)

Apollo Global Management, Inc.

9 West 57th Street, New York

New York 10019

4. Check one of the following:

A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Ryan Del Giudice
Ryan Del Giudice Assistant Secretary

Apollo Diversified Credit Fund

FEBRUARY 2025 UPDATE

Ticker Symbols (NASDAQ): Class A Shares: CRDTX | Class C Shares: CGCCX | Class I Shares: CRDIX | Class L Shares: CRDLX

MARKET OVERVIEW1

Risk assets declined, and volatility surged in February amid concerns about a global trade war, a possible US economic slowdown, and lofty technology stock valuations. US President Donald Trump announced 25% tariffs on Canadian and Mexican goods and a 10% tax on Chinese imports, effective March 4th. While the new administration views the tariffs that would apply to roughly $1.5 trillion in annual imports as an opportunity to revive domestic manufacturing, tap new revenue, and rebalance ties with the biggest US trading partners, investors were concerned that it could trigger a wider trade war that could stifle global growth and reignite inflation. Still, in early March, the White House said it’s exempting automakers from the newly imposed tariffs on Mexico and Canada for one month. Economic indicators raised concerns about the US economy’s health. Unemployment benefit applications hit a yearly high, consumer confidence dropped the most since August 2021, and long-term inflation expectations reached a 30-year high. The US economy grew at a 2.3% annualized pace in the fourth quarter of 2024, driven by a 4.2% increase in consumer spending. But at the same time, inflation was more stubborn than initially estimated.

We anticipate various volatility events will unfold throughout 2025. The firehose of new policies and executive orders announced by the new administration are a preview of one such potential source of volatility and we continue to monitor the implications on specific sectors, industries and businesses. Given this backdrop, we remain prudent with deployment and are seeking to take advantage of the internal infrastructure we’ve built for private credit origination and capitalize on opportunities around market dislocation, volatility and spread widening.

ATTRIBUTION

•	For the month ended February 28, 2025, Apollo Diversified Credit Fund’s (the “Fund”) Class I Shares (NASDAQ: CRDIX) returned 0.96%, bringing the last 3 months, year-to-date (“YTD”) and one-year net returns as of February 28, 2025, to 2.14%, 1.60% and 11.16%, respectively.

•	Each of the Fund’s strategy pillars contributed positively to the performance of the Fund, with the top contributing strategy pillar being Corporate Direct Lending (+60 bps), which also represents the highest allocation in the portfolio at 62%. This was followed by Performing Credit (+22 bps), Asset Backed Lending (+8 bps) and Dislocated Credit (+1 bp).

FUND SNAPSHOT

Structure	1940 Act Closed-End Interval Fund
Inception Date	April 3, 2017
Apollo Inception Date[2]	May 2, 2022
Pricing	Daily NAV
Subscription Frequency	Daily
Repurchase Frequency[3]	Quarterly (5% of Fund shares outstanding)
Distribution Frequency	Quarterly
Tax Reporting	1099-DIV

SUMMARY STATS

Managed Assets [4]	$1.4 billion
Leverage[5]	10.1%
Portfolio Companies	172
Average Duration (Years)[6]	1.9
Q4 2024 Annualized Distribution Rate (Class I Share)[7]	9.15%
Last Twelve Months’ Distribution Rate (Class I Share)[7,8]	9.10%
Portfolio Weighted Average Yield[9]	8.8%
Floating Rate Exposure[10]	86.8%
Senior Secured	92.4%
North America/Europe/Other[11]	77% / 22% / 1%

PERFORMANCE2

Class I Performance as of 2/28/25

Past performance is not indicative of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Investing involves risk, including loss of principal. Performance includes reinvestment of distributions and is net of all Fund expenses. Fund returns greater than one year are annualized. Fund returns would have been lower had expenses not been waived during the period. The Fund return does not reflect the deduction of any applicable Fund share class sales load, third-party brokerage commissions or third-party investment advisory fees paid by investors to a financial intermediary for such services. If the deduction of such fees was reflected, the performance would be lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. Note on Fund distributions: Shareholders should not assume that the source of a distribution from the Fund is net profit. Please refer to the Fund’s most recent Section 19(a) notice, available at www.apollo.com/adcf, for an estimate of the composition of the Fund’s most recent distribution, which includes a de minimis return of capital. The most recent performance is available at www.apollo.com/adcf or by calling 888.926.2688. Current performance may be lower or higher than the performance quoted.

The Fund offers multiple different classes of shares. An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the purchase restrictions, ongoing fees, expenses, distributions, and performance for each share class are different. For more information on the differences in share classes, refer to the applicable prospectus, which can be found at: www.apollo.com/adcf.

The views expressed here are Apollo’s own, unless otherwise noted.

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Apollo Diversified Credit Fund

PRIVATE CREDIT AS OF FEBRUARY 28, 2025

PRIVATE CREDIT OVERVIEW[12]

Opportunities in private credit continue to prove attractive relative to what’s available in the public markets, even as public spreads tighten, and particularly as public documentation weakens. The themes here remain consistent: sponsors and management teams are looking for: (1) thoughtfulness around capital structure that can’t be provided by CLOs and high-yield mutual funds given their rigid structure, (2) embedded acquisition capital that allows them to move on their individual business models subject to provisions around leverage that benefit lenders, (3) and the type of assurance and expedience of execution that private credit provides. Finally, we continue to see appetite for $1 billion-type large-size deals which require the class of scale and expertise that, in our view, Apollo’s credit business can offer.

PRIVATE CREDIT

CORPORATE DIRECT LENDING:

•  The Fund’s Corporate Direct Lending strategy targets large scale corporate originations and sponsor-backed issuers, utilizing Apollo’s proprietary sourcing channel.

•  As of February 28, 2025, 62% of the Fund’s portfolio was allocated to corporate direct lending across 95 issuers of 2022-2024 vintage with a weighted average EBITDA of approximately $261 million and weighted average net LTV of approximately 41%, reflective of our focus on large corporate issuers and top-of-capital structure portfolio allocation.

CHARACTERISTICS

The Fund’s long-term allocation target for Corporate Direct Lending is 40-60%.

ASSET-BACKED LENDING:

•  The Fund’s Asset-Backed Lending strategy focuses on agile deployment of capital into origination and proprietary sourcing channels across a broad mandate of asset-backed investments, with a focus on investments collateralized by tangible investments.

•  In February, the Fund added a diversified auto receivable trust note at a blended return of 8.5% yield, bringing its exposure to asset-backed lending to 9% of the Fund’s portfolio. We believe these assets may present an attractive risk-return profile through less correlated and, in our opinion, resilient collateral pools.

RANGE

The Fund’s long-term allocation target for Asset-Backed Lending is 5-20%.

Apollo Diversified Credit Fund is a closed-end management investment company that is operated as an interval fund. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at net asset value. The Fund is only suitable for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment. There is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer. There is no secondary market for the Fund’s shares and none is expected to develop. Please see the Fund’s current prospectus for further information on the Fund’s objective, strategy and risk factors.

Past performance is not indicative of future results. Holdings and allocations are subject to change without notice. Diversification does not eliminate the risk of experiencing investment losses. Source: Apollo Analysts. The views expressed here are Apollo’s own, unless otherwise noted. Holdings and allocations, unless disclosed otherwise, are based on Managed Assets. The Fund is actively managed and its characteristics will vary. Active portfolio management could result in underperformance. For discussion purposes only. The expected allocations are subject to a variety of factors, including Apollo’s analysis of investment opportunities, and is subject to change at any time without notice. There is no guarantee these expected allocations will occur.

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Apollo Diversified Credit Fund

PUBLIC CREDIT AS OF FEBRUARY 28, 2025

PUBLIC CREDIT OVERVIEW[15]

High yield bonds, as tracked by the J.P. Morgan High Yield Bond Index, gained +0.63% in February. YTD, this index has gained +2.13%. High-yield spreads widened by the greatest margin since October 2023, increasing by 26 bps to 326 bps. Unlike previous months, however, where lower quality debt outperformed, February saw a move to quality in high yield: BB-rated debt increased 0.7%, single-B rated debt added 0.6%, and CCC-rated debt gained 0.5%. CCCs underperformed for the first time in 8 months. High-yield bond yields remained unchanged in February at 7.3%.

Leveraged loans, as represented by the J.P. Morgan Leveraged Loan Index, gained +0.12% in February, marking the 16th consecutive month of gains. However, this was the smallest increase since October 2023. YTD, the index has risen +0.87%, primarily driven by the strong performance of CCC-rated loans, which returned +1.63% in 2025. Leveraged loan yields decreased -14 bps and the three-year spreads widened +12 bps in February to +8.08% and +439 bps, respectively.

The high-yield market again experienced lower-than-expected primary activity as $19 billion was priced in February. In the leveraged loan market, $94 billion of deals were priced in February, with repricings comprising 42% of the total issuance. During February, the market recorded the lowest default and distressed activity since December 2022, with zero payment defaults and only $1.6 billion in distressed transactions. The par-weighted US high-yield bond and loan default rates decreased 28 bps and 60 bps month over month to 1.25% and 3.90%, respectively.

PUBLIC CREDIT

PERFORMING CREDIT

•  The Fund’s Performing Credit strategy primarily pursues liquid, performing senior secured corporate credits to generate total return.

•  The Fund’s exposure within this strategy is predominately focused on senior secured positions across industries with resilient business models that we believe may continue to generate strong cash flow across various economic environments. The Fund’s portfolio allocation is currently tilted towards floating rate assets over fixed rate assets, consistent with our views of a higher for longer interest rate environment. As of February 28, 2025, the strategy allocation was 28%, which represents the second highest allocation in the Fund, across 56 issuers with a weighted average yield of 7.9%.

CHARACTERISTICS The Fund’s long-term allocation target for Performing Credit is 25-35%.

DISLOCATED CREDIT

•  The Fund’s Dislocated Credit strategy seeks to use contingent capital to tactically pursue “dislocated” credit opportunities (e.g., stressed, performing assets across the credit spectrum that sell-off due to technical and/or non-fundamental reasons) in between traditional, passive investment mandates and “distressed-for-control” investment mandates.

•  We continue to maintain optionality and liquidity, consistent with our view of potential sources of risk and volatility that may manifest later this year and into calendar year 2025. We continue to allocate to private markets given, in our view, the potential for stable income and favorable risk-adjusted return characteristics, while retaining the flexibility to engage when episodic market moves occur.

CHARACTERISTICS

The Fund’s long-term allocation target for Dislocated Credit is 0-20%.

Past performance is not indicative of future results. Holdings and allocations are subject to change without notice. Diversification does not eliminate the risk of experiencing investment losses. Source: Apollo Analysts. The views expressed here are Apollo’s own, unless otherwise noted. Holdings and allocations, unless disclosed otherwise, are based on Managed Assets. The Fund is actively managed and its characteristics will vary. Active portfolio management could result in underperformance. For discussion purposes only. The expected allocations are subject to a variety of factors, including Apollo’s analysis of investment opportunities, and is subject to change at any time without notice. There is no guarantee these expected allocations will occur.

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Apollo Diversified Credit Fund

PORTFOLIO DETAIL AS OF FEBRUARY 28, 2025

STRATEGY BREAKDOWN2, 11

ATTRIBUTION BY STRATEGY

	MTD (bps)	YTD (bps)	Last 3 Months (bps)	7/1/22 - 2/28/25 (bps)	Apollo Inception to Date[2] (bps)
Private Credit	68	132	178	699	633
Corporate Direct Lending	60	114	155	663	-
Asset-Backed Lending	8	18	23	36	-
Public Credit	23	39	58	726	360
Performing Credit	22	41	59	616	-
Dislocated Credit	1	-2	-1	110	-
Currency Hedge	-14	-9	16	10	17
Residual[17]	34	29	7	-102	-100
Net Fees & Expenses	-15	-31	-45	-175	-166
Total (Net)	96	160	214	1,158	744

TOP 10 HOLDINGS AS PERCENTAGE OF PORTFOLIO10

Issuer	Industry[18]	% Allocation
Quikrete Holdings, Inc.	Building Products	1.7%
Commscope, LLC (f/k/a Commscope, Inc.)	Communications Equipment	1.6%
Ardagh Group S.A.	Household Products	1.6%
Carvana Auto Receivables Trust 2024-N2	Asset Backed Securities	1.6%
BDO USA, P.A.	Commercial Services & Supplies	1.4%
K. Hovnanian Enterprises Inc.	Household Durables	1.4%
Bausch Health Companies Inc. (f/k/a Valeant Pharmaceuticals	Pharmaceuticals	1.4%
International, Inc.)
Avalara, Inc.	Software	1.3%
Bellis Acquisition Company PLC/ASDA	Consumer Staples Distribution & Retail	1.3%
CSC Holdings, LLC	Media	1.2%
Total		14.6%

TOP 5 INDUSTRIES AS PERCENTAGE OF PORTFOLIO18

CORRELATION SUMMARY19

Correlation Summary as of 2/28/25	Correlation to Fund: Last 3 Months	Correlation to Fund: Since Apollo Inception (5/2/22)[2]

Bloomberg US Aggregate Bond Index	0.69	0.42
Bloomberg Municipal Bond Index	0.53	0.44
Bloomberg US Corporate Bond Index	0.68	0.49
Morningstar LSTA US Leveraged Loan Index	0.71	0.72
ICE BofA US High Yield Index	0.67	0.84

Past performance is not indicative of future results. Holdings and allocations are based on Managed Assets and are subject to change without notice and may not be representative of current or future allocations. Diversification does not eliminate the risk of experiencing investment losses. Source: Apollo Analysts. For discussion purposes only. Attribution for periods greater than one year are annualized. The Fund pursues its investment objective through a “multi-asset” approach centered around five key strategy pillars, as described above: (1) corporate direct lending, (2) asset-backed lending, (3) performing credit, and (4) dislocated credit. “Attribution by Strategy” is intended to show characters of the portfolio and provide an estimate as to which strategy pillars within the Fund contributed (positively or negatively) to the Fund’s overall performance during the period represented. Such attribution analysis should not be relied upon for investment decisions. Strategy and asset classification prior to Apollo Inception (May 2, 2022) was generated by the previous management team of the Fund’s investment adviser and as such Apollo Inception to Date attribution is only summarized for Private Credit, Public Credit, Currency Hedge, Residual, and Net Fees & Expenses. Total (Net) performance reflects the Fund’s Class I share and includes reinvestment of distributions and is net of all Fund expenses during the relevant period. Net Fees & Expenses reflects the net expenses paid by the Fund’s Class I shares during the relevant period. The figures reflect the impact of fee waivers and expense limitation and reimbursement agreements in effect during the given period, some of which have since expired. The Fund’s current expense limitation and reimbursement agreement will remain in effect at least through April 30, 2025. Please see the Total Annual Fund Expenses table at the end of this presentation for additional information on the Fund’s fees and expenses, including the Fund’s current expense limitation and reimbursement agreement. Total (Net) performance of the Fund’s Class I shares would have been lower had fees not been waived during the period. The Fund return does not reflect the deduction of any applicable Fund share class sales load, third-party brokerage commissions or third-party investment advisory fees paid by investors to a financial intermediary for such services. If the deduction of such fees was reflected, the performance would be lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please see the Shareholder Fees table at the end of this presentation for additional information.

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MONTHLY FUND UPDATE ENDNOTES

1.	Bloomberg, Pitchbook, LCD, JP Morgan Research February 2025.
2.

Apollo Capital Credit Adviser, LLC, f/k/a Griffin Capital Credit Advisor, LLC (hereinafter “ACCA,” and together with ACCA’s affiliated registered investment advisers directly and indirectly owned by Apollo Global Management, Inc., “Apollo”) was acquired by Apollo Global Management, Inc., on May 2, 2022. Performance prior to May 2, 2022 was generated under the previous management team of the Fund’s former investment adviser, which was not affiliated with Apollo. The current management team of ACCA is responsible for performance on and after May 2, 2022.

3.

Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at net asset value. There is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer. Due to these restrictions, an investor should consider an investment in the Fund to be of limited liquidity.

4.

Managed Assets are equal to the total of the Fund’s assets, including assets attributable to financial leverage, minus accrued liabilities, other than debt representing financial leverage. Holdings and allocations, unless disclosed otherwise, are based on Managed Assets.

5.

Leverage is equal to consolidated Fund borrowings divided by total managed assets. The use of leverage by the Fund will magnify the Fund’s gains or losses. There is no guarantee that the Fund’s leverage strategy will be successful.

6.	Duration is a measure of how sensitive the price of a debt instrument (such as a bond) is to a change in interest rates and is measured in years.
7.

Past performance is not indicative of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Investing involves risk, including loss of principal. The Fund’s distribution policy is to make quarterly distributions to shareholders. Shareholders should not assume that the source of a distribution from the Fund is net profit. Please refer to the Fund’s most recent Section 19(a) notice for an estimate of the composition of the Fund’s most recent distribution, available at www.apollo.com/adcf, and the Fund’s semi-annual or annual reports filed with the U.S. Securities and Exchange Commission (the “SEC”) and available on the Fund’s website for additional information regarding the composition of distributions. Under GAAP, the composition of the Fund’s distribution on December 31, 2024 was estimated to include a de minimis amount of return of capital and should not be confused with yield or income. It is important to note that differences exist between the Fund’s accounting records prepared in accordance with GAAP and recordkeeping practices required under income tax regulations. Therefore, the characterization of Fund distributions for federal income tax purposes may be different from GAAP characterization estimates. The determination of what portion of each year’s distributions constitutes ordinary income, qualifying dividend income, short or long-term capital gains or return of capital is determined at year-end and reported to shareholders on Form 1099-DIV, which is mailed every year in late January. The Fund does not provide tax advice. The Fund’s distributions may be affected by numerous factors, including but not limited to changes in Fund expenses including the amount of expenses waived by the Fund’s Adviser, investment performance, realized and projected market returns, fluctuations in market interest rates, and other factors. There is no assurance that the Fund’s distribution rate will be sustainable in the future nor are distributions guaranteed.

8.	Last Twelve Months’ Distribution Rate (Class I Share) as of December 31, 2024.
9.

Represents the Fund’s weighted average yield to worst at current market value of the Fund’s underlying holdings, excluding cash. Yield to worst is an estimate of the lowest yield expected from a debt investment, absent a default.

10.	Based on the Fund’s total market value exposure to debt securities.
11.	Based on market value of the Fund’s underlying securities. Excludes cash and other net assets. Totals may not sum due to rounding.
12.	Bloomberg, Pitchbook, LCD, JP Morgan Research, Morgan Stanley Research February 2025.
13.

Represents weighted average EBITDA of the Fund’s directly originated debt investments based on latest information tracked on our portfolio companies and excludes certain portfolio companies for which these metrics are not meaningful (for instance, portfolio companies with negative EBTIDA).

14.

Weighted average net loan-to-value (LTV) is net debt through the respective loan tranche in which the Fund has invested divided by the estimated enterprise value of the portfolio company. Based on latest information tracked on the Fund’s underlying portfolio companies and excludes certain portfolio companies for which these metrics are not meaningful (for instance, portfolio companies with negative EBTIDA).

15.	J.P. Morgan – North America Credit Research, February 2025.
16.	Weighted average yield is represented by yield-to-worst, which is an estimate of the lowest yield that you can expect to earn from a debt investment, absent a default.
17.	Represents cash and other net assets including positions not categorized within the strategies described in the “Attribution by Strategy” table.
18.	Based on the Global Industry Classification Standard (GICS), where available.
19.

Past correlations are not indicative of future correlations, which may vary. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from -1 to 1. A positive correlation of 1 implies that as one security moves, either up or down, the other security will move in lockstep, in the same direction. A negative correlation of -1 indicates that the securities have moved in the opposite direction. If the correlation is 0, the movements of the securities are said to have no correlation; they are completely random. Data source: Morningstar using daily data. Assets and securities contained within indices and peer funds may be different than the assets and securities contained in Apollo Diversified Credit Fund and will therefore have different risk and reward profiles. An investment cannot be made in an index, which is unmanaged and has returns that do not reflect any trading, management or other costs. Please see the glossary for descriptions of indices.

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GLOSSARY

Annualized Return: Calculated by annualizing cumulative return (i.e., adjusting it for a period of one year). Annualized return includes capital appreciation and assumes a reinvestment of dividends and distributions.

Attribution: An assessment of the performance of a portfolio or its investments.

Basis Point (bps): A unit of measure used to describe the percentage change. One basis point is equivalent to 0.01% (1/100th of a percent) or 0.0001 in decimal form.

Bloomberg Municipal Bond Index: Measures the performance of US investment grade general obligation and revenue bonds with maturities from one to 30 years.

Bloomberg US Aggregate Bond Index: Measures the performance of the US investment grade bond market.

Bloomberg US Corporate Bond Index: Measures the performance of the investment grade, fixed-rate, taxable corporate bond market. It includes US dollar-denominated securities issued by US and non-US industrial, utility and financial firms.

Bond: A debt instrument, also considered a loan, that an investor makes to a corporation, government, federal agency or other organization (known as an issuer) in which the issuer typically agrees to pay the owner the amount of the face value of the bond on a future date, and to pay interest at a specified rate at regular intervals.

Bond Rating: A method of evaluating the quality and safety of a bond. This rating is based on an examination of the issuer’s financial strength and the likelihood that it will be able to meet scheduled repayments. Ratings range from AAA (best) to D (worst). Bonds receiving a rating of BB or below are not considered investment grade because of the relative potential for issuer default.

Collateralized Loan Obligation (CLO): A structured credit security backed by a pool of bank loans, structured so there are several classes of bondholders with varying maturities, called tranches. Debt and equity securities of CLOs are sold in tranches where each CLO tranche has a different priority on distributions, unique risk exposures, and yield expectations based on the tranche’s place in the capital structure. Distributions begin with the senior debt tranches (CLO debt) and flow down to the equity tranches (CLO equity).

Cumulative Return: The compound return of an investment. It includes capital appreciation and assumes a reinvestment of dividends and distributions.

Earnings Before Interest, Taxes, Depreciation, and Amortization (EBITDA): A statistic used to assess operating performance and profitability.

ICE BofA US High Yield Index: Tracks the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market.

J.P. Morgan High Yield Bond Index: Designed to mirror the investible universe of US dollar high-yield corporate debt market, including domestic and international issues.

J.P. Morgan Leveraged Loan Index: Designed to mirror the investable universe of US Dollar-denominated institutional leveraged loans, including US and international borrowers.

Liability Management Exercise (LME): A financial transaction that allows a company to raise new debt to potentially improve its liquidity and help avoid bankruptcy.

Leveraged Buyout (LBO): Purchase of a controlling share in a company using outside capital.

Loan-to-Value (LTV) Ratio: An assessment of lending risk that financial institutions and other lenders examine before lending to a company.

Morningstar LSTA US Leveraged Loan Index: Designed to deliver comprehensive coverage of the US leveraged loan market using PitchBook LCD data to monitor the performance, activity, and key characteristics of the market.

Net Asset Value (NAV): Represents a fund’s per-share price. NAV is calculated by dividing a fund’s total net assets by its number of shares outstanding.

S&P 500 Index: An index based on market cap of the 500 largest companies having stock listed on the New York Stock Exchange (NYSE) or NASDAQ.

Secured Overnight Financing Rate (SOFR): A broad measure of the cost of borrowing cash overnight collateralized by Treasury securities. The SOFR is a benchmark interest rate for dollar-denominated derivatives and loans.

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TOTAL ANNUAL FUND EXPENSES

Share Class	Class I

Management Fee	1.50%

Operating Expenses	0.77%

Sub-Total	2.27%

Shareholder Servicing Expense (per annum, payable monthly)	—

Distribution Fee (per annum, payable monthly)	—

Interest Expense on Borrowed Funds[i]	2.36%

Acquired Fund Fees and Expenses	0.01%

Annual Expenses (as a percentage of net assets)	4.64%

Expense Waiverii	-0.27%

Annual Expenses After Fee Waiver (as a percentage of net assets)iii	4.37%

SHAREHOLDER FEESIV

Share Class	Class I

Maximum Sales Load	—

Contingent Deferred Sales Charge	—

Fees and Expenses Endnotes

The summary of terms and fees and expenses provided herein is as of the date of the Fund’s most recent prospectus and is qualified in its entirety by the Fund’s prospectus. The Total Annual Fund Expenses table is intended to assist investors in understanding the costs and expenses that the Fund bears directly and that an investor in the Fund will bear indirectly through an investment in the Fund. The Shareholder Fees table is intended to assist investors in understanding the fees that an investor in the Fund may bear directly through an investment in the Fund. Actual expenses may be greater or less than shown. Fees and expenses can vary materially. These expense figures should not be considered a representation of future expenses. Subject to change without notice.

i.

The Fund borrows funds to make investments. “Interest Expense on Borrowed Funds” is based on the actual borrowing expense incurred during the fiscal year ended December 31, 2023 as a percentage of the Fund’s total average net assets as of such date.

ii.

The Fund’s investment adviser (the “Adviser”) and the Fund have entered into an expense limitation and reimbursement agreement with respect to Class I shares (the “Expense Limitation Agreement”) pursuant to which the Adviser has contractually agreed to waive its fees and/or reimburse the Fund for expenses the Fund incurs, but only to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) to the extent that such expenses exceed, per annum, 2.00% of Class I average daily net assets (the “Expense Limitations”). The Expense Limitation Agreement will remain in effect at least through April 30, 2026, unless and until the Fund’s Board of Trustee’s approve its modification or termination.

iii.	As of December 31, 2023. The denominator used to calculate the annual expense ratio is based on the Fund’s total average net assets as of such date.
iv.	This table does not reflect other fees, if any, paid by an investor to their financial intermediary. Please consult your financial intermediary for additional information.

SUMMARY OF RISK FACTORS

This material is neither an offer to sell nor a solicitation to purchase any security. Investors should carefully consider the investment objectives, risks, charges and expenses of Apollo Diversified Credit Fund (the “Fund”). This and other important information about the Fund is contained in the prospectus, which can be obtained by visiting www.apollo.com/adcf. Please read the prospectus carefully before investing.

Apollo Diversified Credit Fund is a diversified, closed-end management investment company that is operated as an interval fund. The Fund invests at least 80% of its total assets in debt securities. This investment involves a high degree of risk. An investor should invest in the Fund only if the investor can afford the complete loss of an investment. Prospective investors should carefully read the Fund’s prospectus for a description of the risk associated with an investment in the Fund in determining whether an investment in the Fund is suitable. These risks include, but are not limited to, the following:

•

Limited Liquidity. An investor should consider an investment in the Fund to be of limited liquidity and is suitable only for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment. The Fund’s shares are not listed on any securities exchange, and no secondary public market for the sale of the Fund’s interests exists, nor is one likely or expected to develop. As described in the prospectus under “Quarterly Repurchases of Shares,” the Fund provides limited liquidity through quarterly offers to repurchase a limited amount of the Fund’s shares (at least 5% of the Fund’s outstanding shares); however, there is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer.

•

Below Investment Grade. The Fund invests in securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. They may also be illiquid and difficult to value. Lower grade instruments may be particularly susceptible to economic downturns, which could adversely affect the ability of the issuers of such instruments to repay principal and pay interest thereon, increase the incidence of default for such instruments and severely disrupt the market value of such instruments.

•	Use of Leverage. The Fund utilizes leverage which will magnify the potential for loss on amounts invested in the Fund.

•

Fees and Expenses. The Fund is subject to charges for management and other fees regardless of whether the Fund has a positive return. Please refer to the Fund’s prospectus for a complete description of expenses to be charged to the Fund.

•

Distributions. The Fund will ordinarily pay distributions, if any, once a quarter. There is no assurance that the Fund’s distribution rate will be sustainable in the future nor are distributions guaranteed. The Fund may pay distributions in significant part from sources that may not be available in the future and that may be unrelated to the Fund’s performance, such as return of capital and borrowings. Shareholders should note that a return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. Please refer to the Fund’s most recent Section 19(a) notice, available at www.apollo.com/adcf, for an estimate of the composition of the Fund’s most recent distribution which includes a de minimis return of capital. The Fund’s semi-annual and annual reports filed with the U.S. Securities and Exchange Commission (the “SEC”) are available on the Fund’s website and include additional information regarding the composition of distributions. The Fund’s distributions may be affected by numerous factors, including but not limited to changes in Fund expenses including the amount of expenses waived by the Fund’s Adviser, investment performance, realized and projected market returns, fluctuations in market interest rates, and other factors.

7
GWMS,20250321-4338159-13696023

9 West 57th Street New York, NY 10019	212.515.3200 www.apollo.com/adcf

•

Potential Loss of Investment. Investing in the Fund is speculative and involves a high degree of risk and no guarantee or representation is made that the Fund’s investment strategy will be successful under all market conditions, nor do we guarantee any level of return or risk. An investment in the Fund could require a long-term commitment, with limited liquidity and the risk of loss of capital. Investors must have the financial ability, sophistication, experience and willingness to evaluate the merits and bear the risks of such an investment. Such an investment is not suitable for all potential investors. Investors could lose part or all of an investment, and the Fund could incur losses in markets where major indices are rising and falling. Results could be volatile. Accordingly, investors should understand that past performance is not indicative nor a guarantee of future results. Investors in the Fund should understand that the net asset value of the Fund will fluctuate, which may result in a loss of the principal amount invested. The Fund’s investments may be negatively affected by the broad investment environment and capital markets in which the Fund invests. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. The Fund is “diversified” under the Investment Company Act of 1940. Diversification does not eliminate the risk of experiencing investment losses. The Fund is not intended to be a complete investment program.

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved of these securities or determined if the prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This sales material must be accompanied or preceded by the prospectus and must be read in conjunction with the Fund’s prospectus in order to fully understand all the implications and risks of an investment in the Fund. This sales material is neither an offer to sell nor a solicitation of an offer to buy securities. Investments mentioned herein may not be suitable for prospective investors. An offering is made only by the prospectus, which must be made available to you prior to making a purchase of shares and is available at www.apollo.com/adcf. Prior to making an investment, investors should read the prospectus, including the “Risk Factors” section therein, which contain the risks and uncertainties that we believe are material to the Fund’s business, operating results, and financial condition.

Forward-Looking Statement Disclosure

Certain information contained in this document constitutes “forward-looking statements,” which can be identified by the use of forward-looking terminology such as “may,” “will,” “expect,” “intend,” “anticipate,” “estimate,” “believe,” “continue” or other similar words, or the negatives thereof. These may include financial projections and estimates and their underlying assumptions, statements about plans, objectives and expectations with respect to future operations, and statements regarding future performance. Such forward-looking statements are inherently uncertain and there are or may be important factors that could cause actual outcomes or results to differ materially from those indicated in such statements. Apollo believes these factors include, but are not limited to, those described under the section entitled “Summary of Risk Factors”, which are further described in the Fund’s prospectus, and any such updated factors included in the Fund’s periodic filings with the Securities and Exchange Commission (the “SEC”), which are accessible on the SEC’s website at www.sec.gov. These factors should not be construed as exhaustive and should be read in conjunction with the other cautionary statements that are included in the Fund’s prospectus and other filings. Except as otherwise required by federal securities laws, we undertake no obligation to publicly update or revise any forward-looking statements, whether as a result of new information, future developments or otherwise.

Additional Important Disclosure

Past performance is not indicative nor a guarantee of future returns.

This material is confidential and may not be distributed, transmitted or otherwise communicated to others, in whole or in part, without the express written consent of Apollo Global Management, Inc. (together with its subsidiaries, “Apollo”) and is intended solely for the use of the persons to whom it has been delivered. This material does not constitute an offer to sell, or the solicitation of an offer to buy, any security, product or service. Apollo and its affiliates do not provide tax, legal or accounting advice. This material is not intended to provide, and should not be relied on for, tax, legal or accounting advice. You should consult your own tax, legal and accounting advisors before engaging in any transaction. This material represents views as of the date of this material and is subject to change without notice of any kind. This material and the transactions, investments, products, services, securities or other financial instruments referred to in this material are not directed to, or intended for distribution to or use by, any person or entity who is a citizen or resident of or located in any locality, state, country or other jurisdiction where such distribution, publication, availability or use would be contrary to any laws or regulations. Recipients may only use this material to the extent permitted by the applicable laws and regulations and should be aware of and observe all such applicable laws and regulations.

Alternative investments often are speculative, typically have higher fees than traditional investments, often include a high degree of risk and are suitable only for eligible, long-term investors who are willing to forgo liquidity and put capital at risk for an indefinite period of time. They may be highly illiquid and can engage in leverage and other speculative practices that may increase volatility and risk of loss.

Opinions expressed herein reflect the current opinions of Apollo as of the date appearing in the materials only and are based on Apollo’s opinions of the current market environment, which is subject to change. Certain information contained in the materials discusses general market activity, industry or sector trends, or other broad-based economic, market or political conditions and should not be construed as research or investment advice. This material is not complete and the information contained herein may change at any time without notice.

Apollo has not made any representation or warranty, expressed or implied, with respect to fairness, correctness, accuracy, reasonableness, or completeness of any of the information contained herein (including but not limited to information obtained from third parties unrelated to Apollo) Apollo has no responsibility to update any of the information provided in this material.

Not a deposit	May lose value	No bank guarantee
Not insured by the FDIC, NCUA or any other government agency

Apollo Global Securities, LLC (“AGS”) and Griffin Capital Securities, LLC (“GCS”), Members of FINRA and SIPC, are subsidiaries of Apollo Global Management, Inc. AGS conducts Apollo’s capital markets business and certain of its product marketing and distribution, and GCS is a wholesale marketing agent for Apollo-sponsored products. ALPS Distributors, Inc. (1290 Broadway, Suite 1000, Denver, CO 80203, Member FINRA) is the distributor of Apollo Diversified Credit Fund. Apollo Global Management, Inc. and ALPS Distributors, Inc. are not affiliated.

© 2025 Apollo Global Management, Inc. All rights reserved.

GCC000928 | Exp. 03.31.26	ADCF-IU398420-0325A
8

GWMS,20250321-4338159-13696023

APOLLO DIVERSIFIED CREDIT FUND

NOTICE OF QUARTERLY REPURCHASE OFFER

**IF YOU DO NOT WISH TO SELL YOUR SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE**

March 27, 2025

Dear Apollo Diversified Credit Fund Shareholder,

Thank you for your investment. The purpose of this notice is to inform you of the quarterly repurchase offer by Apollo Diversified Credit Fund (the “Fund”). Quarterly repurchase offers provide a degree of liquidity to shareholders of the Fund. You will receive a notice similar to this once per quarter. The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer period.

The repurchase offer period will begin on March 27, 2025 and end on May 6, 2025 (the “Repurchase Request Deadline”). If you own shares through a financial intermediary, financial adviser or broker/dealer (“Financial Intermediary”), please contact your Financial Intermediary.

Please also note that Class C shareholders who tender for repurchase of such shareholder’s Class C shares such that they will have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund’s distributor out of the repurchase proceeds.

If you wish to tender shares, your Financial Intermediary will provide you with specific instructions. If you are unable to contact your Financial Intermediary or own shares directly and wish to tender shares, you can alternatively complete the Repurchase Request Form.

IMPORTANT

All repurchase requests must be received in good order prior to the Repurchase Request Deadline. The Repurchase Request Deadline will be strictly observed. If you fail to submit your repurchase request in proper form prior to the Repurchase Request Deadline, the Fund will not repurchase your shares or a portion thereof until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer. Shares would be subject to NAV fluctuation during that time.

If you have any questions, please refer to the attached Repurchase Offer or contact your Financial Intermediary. You may also contact us directly at 1-888-926-2688.

Sincerely,

Apollo Diversified Credit Fund

CF-IU110702DIRECT (1224)

APOLLO DIVERSIFIED CREDIT FUND REPURCHASE OFFER

1 THE OFFER

Apollo Diversified Credit Fund (the “Fund”) is offering to repurchase, for cash, up to 5% of the Fund’s issued and outstanding shares (Class A, Class C, Class F, Class I, Class L and Class M shares) (“Repurchase Offer Amount”) as of the Repurchase Request Deadline (as defined below) at a price equal to the net asset value (“NAV”) of the applicable class of shares as of the close of regular business trading on the New York Stock Exchange (“NYSE”) on the Repurchase Pricing Date (as defined below). The purpose of this offer is to provide a level of liquidity to shareholders, as no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund’s current effective prospectus and statement of additional information.

2 NET ASSET VALUE

The Fund’s NAV on March 20, 2025 of the Class A shares (CRDTX) was $22.24 per share, of the Class C shares (CGCCX) was $22.23 per share, of the Class F shares (CRDFX) was $22.24 per share, of the Class I shares (CRDIX) was $22.23 per share, of the Class L shares (CRDLX) was $22.23 per share and of the Class M shares (CRDMX) was $22.23 per share. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below).

The Fund’s NAV fluctuates. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you submit your repurchase request.

The current NAV may be obtained by calling 1-888-926-2688 and asking for the most current NAV per share or by visiting www.apollo.com/adcf. The shares of the Fund are not traded on any organized market or securities exchange.

3 REPURCHASE REQUEST DEADLINE	All repurchase requests must be received in good order prior to 4:00 p.m., Eastern Time, on May 6, 2025.

4 REPURCHASE PRICING DATE

The NAV used to calculate the repurchase price will be determined as of the close of regular business trading on the NYSE on May 6, 2025 (the “Repurchase Pricing Date”). There is a risk that the NAV per share fluctuates between the date on which you submit your repurchase request and the Repurchase Pricing Date, and that the NAV on the Repurchase Pricing Date may be higher or lower than the NAV on the date you submit your repurchase request.

5 PAYMENT FOR SHARES REPURCHASED

The Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee. However, as stated above, a contingent deferred sales charge may apply to Class C shares tendered for repurchase.

6 INCREASE IN NUMBER OF SHARES REPURCHASED

If shareholders tender for repurchase more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred (100) shares and who tender all of their shares, before prorating other amounts tendered. There is no assurance that you will be able to sell as many of your shares as you desire to sell in the repurchase offer or in any subsequent repurchase offer. If a portion of your shares were not repurchased due to proration, you will have to wait until the next quarterly repurchase offer to submit a new repurchase request if you still wish to tender your shares for repurchase.

With respect to any required minimum distributions from an IRA or other qualified retirement plan, it is the obligation of the shareholder to determine the amount of any such required minimum distribution and to otherwise satisfy the required minimum. In the event that shareholders tender for repurchase more than the Repurchase Offer Amount, and the Fund repurchases shares on a pro rata basis, it may result in the shareholder not receiving the full amount of a required minimum distribution.

7 WITHDRAWAL OR MODIFICATION	Requests to repurchase shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on May 6, 2025.

8 SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER

The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board of Trustees, including a majority of the independent Trustees, and only in the following limited circumstances:

•  If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

•  For any period during which the NYSE or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

•  For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund’s NAV of each of the Fund’s Class A, Class C, Class F, Class I, Class L and Class M shares; and

•  For any other periods that the U.S. Securities and Exchange Commission may permit by order for the protection of shareholders.

CF-IU110702DIRECT (1224)

APOLLO DIVERSIFIED CREDIT FUND REPURCHASE OFFER

9 TAX CONSEQUENCES

You should review the tax information in the Fund’s prospectus and statement of additional information and consult with your tax adviser regarding any specific consequences, including potential state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held.

10 CONTINGENT DEFERRED SALES CHARGES ON CLASS C SHARES

Class A, Class F, Class I, Class L and Class M shareholders are not subject to a contingent deferred sales charge. Class C shareholders who tender for repurchase of such shareholder’s Class C shares such that they will have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund’s distributor out of the repurchase proceeds. The Fund or its designee may waive the imposition of the contingent deferred sales charge in the following shareholder situations: (1) shareholder death or (2) shareholder disability. Any such waiver does not imply that the contingent deferred sales charge will be waived at any time in the future or that such contingent deferred sales charge will be waived for any other shareholder.

11 NO REPURCHASE FEE

The Fund does not charge a transaction fee to repurchase Fund shares. However, as stated above, a contingent deferred sales charge may apply to Class C shares tendered for repurchase. If your shares are held at a Financial Intermediary, your intermediary may charge transaction or other fees in connection with your repurchase request.

12 REPURCHASE REQUESTS IN PROPER FORM

All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund’s counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund’s interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, Apollo Capital Credit Adviser, LLC (the “Adviser”), Apollo Credit Management, LLC (the “Sub- Adviser”), SS&C GIDS, Inc. (the “Transfer Agent”), ALPS Distributors, Inc. (the “Distributor”), nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Adviser, the Sub-Adviser, nor the Distributor, is or will be obligated to ensure that your Financial Intermediary, or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund’s current effective prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this Repurchase Offer, contact your Financial Intermediary. If this repurchase request is due to shareholder death, please call the Fund at 1-888-926-2688 or contact your Financial Intermediary regarding additional required documentation (such as a death certificate).

CF-IU110702DIRECT (1224)

REPURCHASE REQUEST FORM MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME, TUESDAY, MAY 6, 2025

REGULAR MAIL:	OVERNIGHT MAIL:

Apollo Diversified Credit Fund	Apollo Diversified Credit Fund
c/o SS&C GIDS, Inc.	c/o SS&C GIDS, Inc.
P.O. Box 219133	801 Pennsylvania Ave
Kansas City, MO 64121-9133	Suite #219133
Kansas City, MO 64105-1307

Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

I understand that this quarterly repurchase offer is limited to 5% of the outstanding shares of the Fund, and that if shareholders request to repurchase more than the Repurchase Offer Amount, the Fund may repurchase shares on a pro rata basis which may result in the Fund not repurchasing the full amount of the shares that I am requesting.

For Class C Shareholders Only: I understand that tendering Class C shares such that they will have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund’s distributor out of the repurchase proceeds.

NAME(S) OF REGISTERED SHAREHOLDERS

ACCOUNT NUMBER	INVESTOR ADDRESS	DAYTIME TELEPHONE NUMBER

SHARES TENDERED (Check one share class, reason for repurchase, and the number of shares or dollar amount as appropriate)

Class of Shares to be Tendered:

☐ Class A Shares (CRDTX)	☐ Class C Shares (CGCCX)	☐ Class F Shares (CRDFX)

☐ Class I Shares (CRDIX)	☐ Class L Shares (CRDLX)	☐ Class M Shares (CRDMX)

(if tendering more than one share class, please submit a separate form for each share class)

Reason for Repurchase:
☐ Standard Repurchase ☐ Repurchase Due to Death*

Tender Amount:
☐ Full Tender:	Please tender all shares in my account.
☐ Partial Tender:	Please tender shares from my account.

☐ Dollar Amount:	Please tender enough shares to net $ .	For Internal Use Only

*

If this repurchase request is due to shareholder death, please call the Fund at 1-888-926-2688 or contact your Financial Intermediary. Requests due to death are intended for natural persons and will require additional supporting documents.

CF-IU110702DIRECT (1224)

REPURCHASE REQUEST FORM MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME, TUESDAY, MAY 6, 2025

PLEASE NOTE:

1.	A REPURCHASE REQUEST THAT DOES NOT SPECIFY A FULL REPURCHASE, NUMBER OF SHARES, OR A DOLLAR AMOUNT WILL BE REJECTED.
2.

THIS FORM MUST BE RECEIVED BY THE TRANSFER AGENT NO LATER THAN 4:00 P.M. EASTERN TIME ON THE REPURCHASE REQUEST DEADLINE. REPURCHASE REQUESTS RECEIVED BY THE TRANSFER AGENT CANNOT BE REVOKED AFTER THE REPURCHASE REQUEST DEADLINE.

3.	ANY REQUEST RECEIVED OUTSIDE OF AN ACTIVE REPURCHASE PERIOD OR REQUESTS FOR FUTURE REPURCHASE PERIODS WILL BE REJECTED.
4.	ALTERATIONS TO THIS FORM ARE PROHIBITED AND THE REQUEST WILL BE REJECTED.
5.	TO PREVENT BACKUP WITHHOLDING PLEASE ENSURE THAT A COMPLETED AND SIGNED APPLICATION FORM OR A FORM W-9 (OR FORM W-8 FOR NON-U.S. SHAREHOLDERS) HAS BEEN SUBMITTED PREVIOUSLY.
6.

CUSTODIAN APPROVAL IS REQUIRED FOR ACCOUNTS HELD THROUGH A CUSTODIAN. REPURCHASE REQUESTS FOR SUCH ACCOUNTS THAT DO NOT INCLUDE BOTH THE INVESTOR SIGNATURE(S) AND CUSTODIAN APPROVAL BY THE REPURCHASE REQUEST DEADLINE WILL NOT BE DEEMED IN GOOD ORDER.

Payment and Delivery Instructions:

Unless alternative instructions are given below, the check will be issued to the name(s) of the registered shareholder(s) and mailed to the address of record.

Alternative mailing instructions:

Signature and certification:

Your signature(s) below must correspond exactly with the Authorized Person(s) elected on the account.

I acknowledge that:

•	Provision of this form should not be construed to cause the Fund, or its affiliates, to become an investment advice fiduciary under ERISA or the Internal Revenue Code.
•	I certify that I am authorized to make these elections and that all information provided is true and accurate.
•	No tax or legal advice has been given to me by the Transfer Agent, the Custodian, the Fund, or any agent of either of them, and that all decisions regarding the elections made on this form are my own.
•

The Custodian is authorized to distribute funds from my account in the manner requested. The Fund may conclusively rely on this certification and authorization without further investigation or inquiry.

•

I assume responsibility for any adverse consequences that may arise from the election(s) and agree that the Fund and their agents shall in no way be responsible, and shall be indemnified and held harmless, for any tax, legal or other consequences of the election(s) made on this form.

•	The payment is to be sent to the registered owner(s) of the shares shown in the registration of the account.

Signature:	Date

Print name:	Telephone Number:

Signature (if joint account both must sign):	Date

Print name:	Telephone Number:

CUSTODIAN APPROVAL (FOR ACCOUNTS HELD THROUGH A CUSTODIAN)

CF-IU110702DIRECT (1224)

Apollo Diversified Credit Fund

FEBRUARY 2025 UPDATE

Ticker Symbols (NASDAQ): Class A Shares: CRDTX | Class C Shares: CGCCX | Class I Shares: CRDIX | Class L Shares: CRDLX

MARKET OVERVIEW1

Risk assets declined, and volatility surged in February amid concerns about a global trade war, a possible US economic slowdown, and lofty technology stock valuations. US President Donald Trump announced 25% tariffs on Canadian and Mexican goods and a 10% tax on Chinese imports, effective March 4th. While the new administration views the tariffs that would apply to roughly $1.5 trillion in annual imports as an opportunity to revive domestic manufacturing, tap new revenue, and rebalance ties with the biggest US trading partners, investors were concerned that it could trigger a wider trade war that could stifle global growth and reignite inflation. Still, in early March, the White House said it’s exempting automakers from the newly imposed tariffs on Mexico and Canada for one month. Economic indicators raised concerns about the US economy’s health. Unemployment benefit applications hit a yearly high, consumer confidence dropped the most since August 2021, and long-term inflation expectations reached a 30-year high. The US economy grew at a 2.3% annualized pace in the fourth quarter of 2024, driven by a 4.2% increase in consumer spending. But at the same time, inflation was more stubborn than initially estimated.

We anticipate various volatility events will unfold throughout 2025. The firehose of new policies and executive orders announced by the new administration are a preview of one such potential source of volatility and we continue to monitor the implications on specific sectors, industries and businesses. Given this backdrop, we remain prudent with deployment and are seeking to take advantage of the internal infrastructure we’ve built for private credit origination and capitalize on opportunities around market dislocation, volatility and spread widening.

ATTRIBUTION

•	For the month ended February 28, 2025, Apollo Diversified Credit Fund’s (the “Fund”) Class I Shares (NASDAQ: CRDIX) returned 0.96%, bringing the last 3 months, year-to-date (“YTD”) and one-year net returns as of February 28, 2025, to 2.14%, 1.60% and 11.16%, respectively.

•	Each of the Fund’s strategy pillars contributed positively to the performance of the Fund, with the top contributing strategy pillar being Corporate Direct Lending (+60 bps), which also represents the highest allocation in the portfolio at 62%. This was followed by Performing Credit (+22 bps), Asset Backed Lending (+8 bps) and Dislocated Credit (+1 bp).

FUND SNAPSHOT

Structure	1940 Act Closed-End Interval Fund
Inception Date	April 3, 2017
Apollo Inception Date[2]	May 2, 2022
Pricing	Daily NAV
Subscription Frequency	Daily
Repurchase Frequency[3]	Quarterly (5% of Fund shares outstanding)
Distribution Frequency	Quarterly
Tax Reporting	1099-DIV

SUMMARY STATS

Managed Assets [4]	$1.4 billion
Leverage[5]	10.1%
Portfolio Companies	172
Average Duration (Years)[6]	1.9
Q4 2024 Annualized Distribution Rate (Class I Share)[7]	9.15%
Last Twelve Months’ Distribution Rate (Class I Share)[7,8]	9.10%
Portfolio Weighted Average Yield[9]	8.8%
Floating Rate Exposure[10]	86.8%
Senior Secured	92.4%
North America/Europe/Other[11]	77% / 22% / 1%

PERFORMANCE2

Class I Performance as of 2/28/25

Past performance is not indicative of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Investing involves risk, including loss of principal. Performance includes reinvestment of distributions and is net of all Fund expenses. Fund returns greater than one year are annualized. Fund returns would have been lower had expenses not been waived during the period. The Fund return does not reflect the deduction of any applicable Fund share class sales load, third-party brokerage commissions or third-party investment advisory fees paid by investors to a financial intermediary for such services. If the deduction of such fees was reflected, the performance would be lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. Note on Fund distributions: Shareholders should not assume that the source of a distribution from the Fund is net profit. Please refer to the Fund’s most recent Section 19(a) notice, available at www.apollo.com/adcf, for an estimate of the composition of the Fund’s most recent distribution, which includes a de minimis return of capital. The most recent performance is available at www.apollo.com/adcf or by calling 888.926.2688. Current performance may be lower or higher than the performance quoted.

The Fund offers multiple different classes of shares. An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the purchase restrictions, ongoing fees, expenses, distributions, and performance for each share class are different. For more information on the differences in share classes, refer to the applicable prospectus, which can be found at: www.apollo.com/adcf.

The views expressed here are Apollo’s own, unless otherwise noted.

1
GWMS,20250321-4338159-13696023

Apollo Diversified Credit Fund

PRIVATE CREDIT AS OF FEBRUARY 28, 2025

PRIVATE CREDIT OVERVIEW[12]

Opportunities in private credit continue to prove attractive relative to what’s available in the public markets, even as public spreads tighten, and particularly as public documentation weakens. The themes here remain consistent: sponsors and management teams are looking for: (1) thoughtfulness around capital structure that can’t be provided by CLOs and high-yield mutual funds given their rigid structure, (2) embedded acquisition capital that allows them to move on their individual business models subject to provisions around leverage that benefit lenders, (3) and the type of assurance and expedience of execution that private credit provides. Finally, we continue to see appetite for $1 billion-type large-size deals which require the class of scale and expertise that, in our view, Apollo’s credit business can offer.

PRIVATE CREDIT

CORPORATE DIRECT LENDING:

•  The Fund’s Corporate Direct Lending strategy targets large scale corporate originations and sponsor-backed issuers, utilizing Apollo’s proprietary sourcing channel.

•  As of February 28, 2025, 62% of the Fund’s portfolio was allocated to corporate direct lending across 95 issuers of 2022-2024 vintage with a weighted average EBITDA of approximately $261 million and weighted average net LTV of approximately 41%, reflective of our focus on large corporate issuers and top-of-capital structure portfolio allocation.

CHARACTERISTICS

The Fund’s long-term allocation target for Corporate Direct Lending is 40-60%.

ASSET-BACKED LENDING:

•  The Fund’s Asset-Backed Lending strategy focuses on agile deployment of capital into origination and proprietary sourcing channels across a broad mandate of asset-backed investments, with a focus on investments collateralized by tangible investments.

•  In February, the Fund added a diversified auto receivable trust note at a blended return of 8.5% yield, bringing its exposure to asset-backed lending to 9% of the Fund’s portfolio. We believe these assets may present an attractive risk-return profile through less correlated and, in our opinion, resilient collateral pools.

RANGE

The Fund’s long-term allocation target for Asset-Backed Lending is 5-20%.

Apollo Diversified Credit Fund is a closed-end management investment company that is operated as an interval fund. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at net asset value. The Fund is only suitable for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment. There is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer. There is no secondary market for the Fund’s shares and none is expected to develop. Please see the Fund’s current prospectus for further information on the Fund’s objective, strategy and risk factors.

Past performance is not indicative of future results. Holdings and allocations are subject to change without notice. Diversification does not eliminate the risk of experiencing investment losses. Source: Apollo Analysts. The views expressed here are Apollo’s own, unless otherwise noted. Holdings and allocations, unless disclosed otherwise, are based on Managed Assets. The Fund is actively managed and its characteristics will vary. Active portfolio management could result in underperformance. For discussion purposes only. The expected allocations are subject to a variety of factors, including Apollo’s analysis of investment opportunities, and is subject to change at any time without notice. There is no guarantee these expected allocations will occur.

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Apollo Diversified Credit Fund

PUBLIC CREDIT AS OF FEBRUARY 28, 2025

PUBLIC CREDIT OVERVIEW[15]

High yield bonds, as tracked by the J.P. Morgan High Yield Bond Index, gained +0.63% in February. YTD, this index has gained +2.13%. High-yield spreads widened by the greatest margin since October 2023, increasing by 26 bps to 326 bps. Unlike previous months, however, where lower quality debt outperformed, February saw a move to quality in high yield: BB-rated debt increased 0.7%, single-B rated debt added 0.6%, and CCC-rated debt gained 0.5%. CCCs underperformed for the first time in 8 months. High-yield bond yields remained unchanged in February at 7.3%.

Leveraged loans, as represented by the J.P. Morgan Leveraged Loan Index, gained +0.12% in February, marking the 16th consecutive month of gains. However, this was the smallest increase since October 2023. YTD, the index has risen +0.87%, primarily driven by the strong performance of CCC-rated loans, which returned +1.63% in 2025. Leveraged loan yields decreased -14 bps and the three-year spreads widened +12 bps in February to +8.08% and +439 bps, respectively.

The high-yield market again experienced lower-than-expected primary activity as $19 billion was priced in February. In the leveraged loan market, $94 billion of deals were priced in February, with repricings comprising 42% of the total issuance. During February, the market recorded the lowest default and distressed activity since December 2022, with zero payment defaults and only $1.6 billion in distressed transactions. The par-weighted US high-yield bond and loan default rates decreased 28 bps and 60 bps month over month to 1.25% and 3.90%, respectively.

PUBLIC CREDIT

PERFORMING CREDIT

•  The Fund’s Performing Credit strategy primarily pursues liquid, performing senior secured corporate credits to generate total return.

•  The Fund’s exposure within this strategy is predominately focused on senior secured positions across industries with resilient business models that we believe may continue to generate strong cash flow across various economic environments. The Fund’s portfolio allocation is currently tilted towards floating rate assets over fixed rate assets, consistent with our views of a higher for longer interest rate environment. As of February 28, 2025, the strategy allocation was 28%, which represents the second highest allocation in the Fund, across 56 issuers with a weighted average yield of 7.9%.

CHARACTERISTICS The Fund’s long-term allocation target for Performing Credit is 25-35%.

DISLOCATED CREDIT

•  The Fund’s Dislocated Credit strategy seeks to use contingent capital to tactically pursue “dislocated” credit opportunities (e.g., stressed, performing assets across the credit spectrum that sell-off due to technical and/or non-fundamental reasons) in between traditional, passive investment mandates and “distressed-for-control” investment mandates.

•  We continue to maintain optionality and liquidity, consistent with our view of potential sources of risk and volatility that may manifest later this year and into calendar year 2025. We continue to allocate to private markets given, in our view, the potential for stable income and favorable risk-adjusted return characteristics, while retaining the flexibility to engage when episodic market moves occur.

CHARACTERISTICS

The Fund’s long-term allocation target for Dislocated Credit is 0-20%.

Past performance is not indicative of future results. Holdings and allocations are subject to change without notice. Diversification does not eliminate the risk of experiencing investment losses. Source: Apollo Analysts. The views expressed here are Apollo’s own, unless otherwise noted. Holdings and allocations, unless disclosed otherwise, are based on Managed Assets. The Fund is actively managed and its characteristics will vary. Active portfolio management could result in underperformance. For discussion purposes only. The expected allocations are subject to a variety of factors, including Apollo’s analysis of investment opportunities, and is subject to change at any time without notice. There is no guarantee these expected allocations will occur.

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Apollo Diversified Credit Fund

PORTFOLIO DETAIL AS OF FEBRUARY 28, 2025

STRATEGY BREAKDOWN2, 11

ATTRIBUTION BY STRATEGY

	MTD (bps)	YTD (bps)	Last 3 Months (bps)	7/1/22 - 2/28/25 (bps)	Apollo Inception to Date[2] (bps)
Private Credit	68	132	178	699	633
Corporate Direct Lending	60	114	155	663	-
Asset-Backed Lending	8	18	23	36	-
Public Credit	23	39	58	726	360
Performing Credit	22	41	59	616	-
Dislocated Credit	1	-2	-1	110	-
Currency Hedge	-14	-9	16	10	17
Residual[17]	34	29	7	-102	-100
Net Fees & Expenses	-15	-31	-45	-175	-166
Total (Net)	96	160	214	1,158	744

TOP 10 HOLDINGS AS PERCENTAGE OF PORTFOLIO10

Issuer	Industry[18]	% Allocation
Quikrete Holdings, Inc.	Building Products	1.7%
Commscope, LLC (f/k/a Commscope, Inc.)	Communications Equipment	1.6%
Ardagh Group S.A.	Household Products	1.6%
Carvana Auto Receivables Trust 2024-N2	Asset Backed Securities	1.6%
BDO USA, P.A.	Commercial Services & Supplies	1.4%
K. Hovnanian Enterprises Inc.	Household Durables	1.4%
Bausch Health Companies Inc. (f/k/a Valeant Pharmaceuticals	Pharmaceuticals	1.4%
International, Inc.)
Avalara, Inc.	Software	1.3%
Bellis Acquisition Company PLC/ASDA	Consumer Staples Distribution & Retail	1.3%
CSC Holdings, LLC	Media	1.2%
Total		14.6%

TOP 5 INDUSTRIES AS PERCENTAGE OF PORTFOLIO18

CORRELATION SUMMARY19

Correlation Summary as of 2/28/25	Correlation to Fund: Last 3 Months	Correlation to Fund: Since Apollo Inception (5/2/22)[2]

Bloomberg US Aggregate Bond Index	0.69	0.42
Bloomberg Municipal Bond Index	0.53	0.44
Bloomberg US Corporate Bond Index	0.68	0.49
Morningstar LSTA US Leveraged Loan Index	0.71	0.72
ICE BofA US High Yield Index	0.67	0.84

Past performance is not indicative of future results. Holdings and allocations are based on Managed Assets and are subject to change without notice and may not be representative of current or future allocations. Diversification does not eliminate the risk of experiencing investment losses. Source: Apollo Analysts. For discussion purposes only. Attribution for periods greater than one year are annualized. The Fund pursues its investment objective through a “multi-asset” approach centered around five key strategy pillars, as described above: (1) corporate direct lending, (2) asset-backed lending, (3) performing credit, and (4) dislocated credit. “Attribution by Strategy” is intended to show characters of the portfolio and provide an estimate as to which strategy pillars within the Fund contributed (positively or negatively) to the Fund’s overall performance during the period represented. Such attribution analysis should not be relied upon for investment decisions. Strategy and asset classification prior to Apollo Inception (May 2, 2022) was generated by the previous management team of the Fund’s investment adviser and as such Apollo Inception to Date attribution is only summarized for Private Credit, Public Credit, Currency Hedge, Residual, and Net Fees & Expenses. Total (Net) performance reflects the Fund’s Class I share and includes reinvestment of distributions and is net of all Fund expenses during the relevant period. Net Fees & Expenses reflects the net expenses paid by the Fund’s Class I shares during the relevant period. The figures reflect the impact of fee waivers and expense limitation and reimbursement agreements in effect during the given period, some of which have since expired. The Fund’s current expense limitation and reimbursement agreement will remain in effect at least through April 30, 2025. Please see the Total Annual Fund Expenses table at the end of this presentation for additional information on the Fund’s fees and expenses, including the Fund’s current expense limitation and reimbursement agreement. Total (Net) performance of the Fund’s Class I shares would have been lower had fees not been waived during the period. The Fund return does not reflect the deduction of any applicable Fund share class sales load, third-party brokerage commissions or third-party investment advisory fees paid by investors to a financial intermediary for such services. If the deduction of such fees was reflected, the performance would be lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please see the Shareholder Fees table at the end of this presentation for additional information.

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MONTHLY FUND UPDATE ENDNOTES

1.	Bloomberg, Pitchbook, LCD, JP Morgan Research February 2025.
2.

Apollo Capital Credit Adviser, LLC, f/k/a Griffin Capital Credit Advisor, LLC (hereinafter “ACCA,” and together with ACCA’s affiliated registered investment advisers directly and indirectly owned by Apollo Global Management, Inc., “Apollo”) was acquired by Apollo Global Management, Inc., on May 2, 2022. Performance prior to May 2, 2022 was generated under the previous management team of the Fund’s former investment adviser, which was not affiliated with Apollo. The current management team of ACCA is responsible for performance on and after May 2, 2022.

3.

Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at net asset value. There is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer. Due to these restrictions, an investor should consider an investment in the Fund to be of limited liquidity.

4.

Managed Assets are equal to the total of the Fund’s assets, including assets attributable to financial leverage, minus accrued liabilities, other than debt representing financial leverage. Holdings and allocations, unless disclosed otherwise, are based on Managed Assets.

5.

Leverage is equal to consolidated Fund borrowings divided by total managed assets. The use of leverage by the Fund will magnify the Fund’s gains or losses. There is no guarantee that the Fund’s leverage strategy will be successful.

6.	Duration is a measure of how sensitive the price of a debt instrument (such as a bond) is to a change in interest rates and is measured in years.
7.

Past performance is not indicative of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Investing involves risk, including loss of principal. The Fund’s distribution policy is to make quarterly distributions to shareholders. Shareholders should not assume that the source of a distribution from the Fund is net profit. Please refer to the Fund’s most recent Section 19(a) notice for an estimate of the composition of the Fund’s most recent distribution, available at www.apollo.com/adcf, and the Fund’s semi-annual or annual reports filed with the U.S. Securities and Exchange Commission (the “SEC”) and available on the Fund’s website for additional information regarding the composition of distributions. Under GAAP, the composition of the Fund’s distribution on December 31, 2024 was estimated to include a de minimis amount of return of capital and should not be confused with yield or income. It is important to note that differences exist between the Fund’s accounting records prepared in accordance with GAAP and recordkeeping practices required under income tax regulations. Therefore, the characterization of Fund distributions for federal income tax purposes may be different from GAAP characterization estimates. The determination of what portion of each year’s distributions constitutes ordinary income, qualifying dividend income, short or long-term capital gains or return of capital is determined at year-end and reported to shareholders on Form 1099-DIV, which is mailed every year in late January. The Fund does not provide tax advice. The Fund’s distributions may be affected by numerous factors, including but not limited to changes in Fund expenses including the amount of expenses waived by the Fund’s Adviser, investment performance, realized and projected market returns, fluctuations in market interest rates, and other factors. There is no assurance that the Fund’s distribution rate will be sustainable in the future nor are distributions guaranteed.

8.	Last Twelve Months’ Distribution Rate (Class I Share) as of December 31, 2024.
9.

Represents the Fund’s weighted average yield to worst at current market value of the Fund’s underlying holdings, excluding cash. Yield to worst is an estimate of the lowest yield expected from a debt investment, absent a default.

10.	Based on the Fund’s total market value exposure to debt securities.
11.	Based on market value of the Fund’s underlying securities. Excludes cash and other net assets. Totals may not sum due to rounding.
12.	Bloomberg, Pitchbook, LCD, JP Morgan Research, Morgan Stanley Research February 2025.
13.

Represents weighted average EBITDA of the Fund’s directly originated debt investments based on latest information tracked on our portfolio companies and excludes certain portfolio companies for which these metrics are not meaningful (for instance, portfolio companies with negative EBTIDA).

14.

Weighted average net loan-to-value (LTV) is net debt through the respective loan tranche in which the Fund has invested divided by the estimated enterprise value of the portfolio company. Based on latest information tracked on the Fund’s underlying portfolio companies and excludes certain portfolio companies for which these metrics are not meaningful (for instance, portfolio companies with negative EBTIDA).

15.	J.P. Morgan – North America Credit Research, February 2025.
16.	Weighted average yield is represented by yield-to-worst, which is an estimate of the lowest yield that you can expect to earn from a debt investment, absent a default.
17.	Represents cash and other net assets including positions not categorized within the strategies described in the “Attribution by Strategy” table.
18.	Based on the Global Industry Classification Standard (GICS), where available.
19.

Past correlations are not indicative of future correlations, which may vary. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from -1 to 1. A positive correlation of 1 implies that as one security moves, either up or down, the other security will move in lockstep, in the same direction. A negative correlation of -1 indicates that the securities have moved in the opposite direction. If the correlation is 0, the movements of the securities are said to have no correlation; they are completely random. Data source: Morningstar using daily data. Assets and securities contained within indices and peer funds may be different than the assets and securities contained in Apollo Diversified Credit Fund and will therefore have different risk and reward profiles. An investment cannot be made in an index, which is unmanaged and has returns that do not reflect any trading, management or other costs. Please see the glossary for descriptions of indices.

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GLOSSARY

Annualized Return: Calculated by annualizing cumulative return (i.e., adjusting it for a period of one year). Annualized return includes capital appreciation and assumes a reinvestment of dividends and distributions.

Attribution: An assessment of the performance of a portfolio or its investments.

Basis Point (bps): A unit of measure used to describe the percentage change. One basis point is equivalent to 0.01% (1/100th of a percent) or 0.0001 in decimal form.

Bloomberg Municipal Bond Index: Measures the performance of US investment grade general obligation and revenue bonds with maturities from one to 30 years.

Bloomberg US Aggregate Bond Index: Measures the performance of the US investment grade bond market.

Bloomberg US Corporate Bond Index: Measures the performance of the investment grade, fixed-rate, taxable corporate bond market. It includes US dollar-denominated securities issued by US and non-US industrial, utility and financial firms.

Bond: A debt instrument, also considered a loan, that an investor makes to a corporation, government, federal agency or other organization (known as an issuer) in which the issuer typically agrees to pay the owner the amount of the face value of the bond on a future date, and to pay interest at a specified rate at regular intervals.

Bond Rating: A method of evaluating the quality and safety of a bond. This rating is based on an examination of the issuer’s financial strength and the likelihood that it will be able to meet scheduled repayments. Ratings range from AAA (best) to D (worst). Bonds receiving a rating of BB or below are not considered investment grade because of the relative potential for issuer default.

Collateralized Loan Obligation (CLO): A structured credit security backed by a pool of bank loans, structured so there are several classes of bondholders with varying maturities, called tranches. Debt and equity securities of CLOs are sold in tranches where each CLO tranche has a different priority on distributions, unique risk exposures, and yield expectations based on the tranche’s place in the capital structure. Distributions begin with the senior debt tranches (CLO debt) and flow down to the equity tranches (CLO equity).

Cumulative Return: The compound return of an investment. It includes capital appreciation and assumes a reinvestment of dividends and distributions.

Earnings Before Interest, Taxes, Depreciation, and Amortization (EBITDA): A statistic used to assess operating performance and profitability.

ICE BofA US High Yield Index: Tracks the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market.

J.P. Morgan High Yield Bond Index: Designed to mirror the investible universe of US dollar high-yield corporate debt market, including domestic and international issues.

J.P. Morgan Leveraged Loan Index: Designed to mirror the investable universe of US Dollar-denominated institutional leveraged loans, including US and international borrowers.

Liability Management Exercise (LME): A financial transaction that allows a company to raise new debt to potentially improve its liquidity and help avoid bankruptcy.

Leveraged Buyout (LBO): Purchase of a controlling share in a company using outside capital.

Loan-to-Value (LTV) Ratio: An assessment of lending risk that financial institutions and other lenders examine before lending to a company.

Morningstar LSTA US Leveraged Loan Index: Designed to deliver comprehensive coverage of the US leveraged loan market using PitchBook LCD data to monitor the performance, activity, and key characteristics of the market.

Net Asset Value (NAV): Represents a fund’s per-share price. NAV is calculated by dividing a fund’s total net assets by its number of shares outstanding.

S&P 500 Index: An index based on market cap of the 500 largest companies having stock listed on the New York Stock Exchange (NYSE) or NASDAQ.

Secured Overnight Financing Rate (SOFR): A broad measure of the cost of borrowing cash overnight collateralized by Treasury securities. The SOFR is a benchmark interest rate for dollar-denominated derivatives and loans.

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TOTAL ANNUAL FUND EXPENSES

Share Class	Class I

Management Fee	1.50%

Operating Expenses	0.77%

Sub-Total	2.27%

Shareholder Servicing Expense (per annum, payable monthly)	—

Distribution Fee (per annum, payable monthly)	—

Interest Expense on Borrowed Funds[i]	2.36%

Acquired Fund Fees and Expenses	0.01%

Annual Expenses (as a percentage of net assets)	4.64%

Expense Waiverii	-0.27%

Annual Expenses After Fee Waiver (as a percentage of net assets)iii	4.37%

SHAREHOLDER FEESIV

Share Class	Class I

Maximum Sales Load	—

Contingent Deferred Sales Charge	—

Fees and Expenses Endnotes

The summary of terms and fees and expenses provided herein is as of the date of the Fund’s most recent prospectus and is qualified in its entirety by the Fund’s prospectus. The Total Annual Fund Expenses table is intended to assist investors in understanding the costs and expenses that the Fund bears directly and that an investor in the Fund will bear indirectly through an investment in the Fund. The Shareholder Fees table is intended to assist investors in understanding the fees that an investor in the Fund may bear directly through an investment in the Fund. Actual expenses may be greater or less than shown. Fees and expenses can vary materially. These expense figures should not be considered a representation of future expenses. Subject to change without notice.

i.

The Fund borrows funds to make investments. “Interest Expense on Borrowed Funds” is based on the actual borrowing expense incurred during the fiscal year ended December 31, 2023 as a percentage of the Fund’s total average net assets as of such date.

ii.

The Fund’s investment adviser (the “Adviser”) and the Fund have entered into an expense limitation and reimbursement agreement with respect to Class I shares (the “Expense Limitation Agreement”) pursuant to which the Adviser has contractually agreed to waive its fees and/or reimburse the Fund for expenses the Fund incurs, but only to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) to the extent that such expenses exceed, per annum, 2.00% of Class I average daily net assets (the “Expense Limitations”). The Expense Limitation Agreement will remain in effect at least through April 30, 2026, unless and until the Fund’s Board of Trustee’s approve its modification or termination.

iii.	As of December 31, 2023. The denominator used to calculate the annual expense ratio is based on the Fund’s total average net assets as of such date.
iv.	This table does not reflect other fees, if any, paid by an investor to their financial intermediary. Please consult your financial intermediary for additional information.

SUMMARY OF RISK FACTORS

This material is neither an offer to sell nor a solicitation to purchase any security. Investors should carefully consider the investment objectives, risks, charges and expenses of Apollo Diversified Credit Fund (the “Fund”). This and other important information about the Fund is contained in the prospectus, which can be obtained by visiting www.apollo.com/adcf. Please read the prospectus carefully before investing.

Apollo Diversified Credit Fund is a diversified, closed-end management investment company that is operated as an interval fund. The Fund invests at least 80% of its total assets in debt securities. This investment involves a high degree of risk. An investor should invest in the Fund only if the investor can afford the complete loss of an investment. Prospective investors should carefully read the Fund’s prospectus for a description of the risk associated with an investment in the Fund in determining whether an investment in the Fund is suitable. These risks include, but are not limited to, the following:

•

Limited Liquidity. An investor should consider an investment in the Fund to be of limited liquidity and is suitable only for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment. The Fund’s shares are not listed on any securities exchange, and no secondary public market for the sale of the Fund’s interests exists, nor is one likely or expected to develop. As described in the prospectus under “Quarterly Repurchases of Shares,” the Fund provides limited liquidity through quarterly offers to repurchase a limited amount of the Fund’s shares (at least 5% of the Fund’s outstanding shares); however, there is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer.

•

Below Investment Grade. The Fund invests in securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. They may also be illiquid and difficult to value. Lower grade instruments may be particularly susceptible to economic downturns, which could adversely affect the ability of the issuers of such instruments to repay principal and pay interest thereon, increase the incidence of default for such instruments and severely disrupt the market value of such instruments.

•	Use of Leverage. The Fund utilizes leverage which will magnify the potential for loss on amounts invested in the Fund.

•

Fees and Expenses. The Fund is subject to charges for management and other fees regardless of whether the Fund has a positive return. Please refer to the Fund’s prospectus for a complete description of expenses to be charged to the Fund.

•

Distributions. The Fund will ordinarily pay distributions, if any, once a quarter. There is no assurance that the Fund’s distribution rate will be sustainable in the future nor are distributions guaranteed. The Fund may pay distributions in significant part from sources that may not be available in the future and that may be unrelated to the Fund’s performance, such as return of capital and borrowings. Shareholders should note that a return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. Please refer to the Fund’s most recent Section 19(a) notice, available at www.apollo.com/adcf, for an estimate of the composition of the Fund’s most recent distribution which includes a de minimis return of capital. The Fund’s semi-annual and annual reports filed with the U.S. Securities and Exchange Commission (the “SEC”) are available on the Fund’s website and include additional information regarding the composition of distributions. The Fund’s distributions may be affected by numerous factors, including but not limited to changes in Fund expenses including the amount of expenses waived by the Fund’s Adviser, investment performance, realized and projected market returns, fluctuations in market interest rates, and other factors.

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9 West 57th Street New York, NY 10019	212.515.3200 www.apollo.com/adcf

•

Potential Loss of Investment. Investing in the Fund is speculative and involves a high degree of risk and no guarantee or representation is made that the Fund’s investment strategy will be successful under all market conditions, nor do we guarantee any level of return or risk. An investment in the Fund could require a long-term commitment, with limited liquidity and the risk of loss of capital. Investors must have the financial ability, sophistication, experience and willingness to evaluate the merits and bear the risks of such an investment. Such an investment is not suitable for all potential investors. Investors could lose part or all of an investment, and the Fund could incur losses in markets where major indices are rising and falling. Results could be volatile. Accordingly, investors should understand that past performance is not indicative nor a guarantee of future results. Investors in the Fund should understand that the net asset value of the Fund will fluctuate, which may result in a loss of the principal amount invested. The Fund’s investments may be negatively affected by the broad investment environment and capital markets in which the Fund invests. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. The Fund is “diversified” under the Investment Company Act of 1940. Diversification does not eliminate the risk of experiencing investment losses. The Fund is not intended to be a complete investment program.

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved of these securities or determined if the prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This sales material must be accompanied or preceded by the prospectus and must be read in conjunction with the Fund’s prospectus in order to fully understand all the implications and risks of an investment in the Fund. This sales material is neither an offer to sell nor a solicitation of an offer to buy securities. Investments mentioned herein may not be suitable for prospective investors. An offering is made only by the prospectus, which must be made available to you prior to making a purchase of shares and is available at www.apollo.com/adcf. Prior to making an investment, investors should read the prospectus, including the “Risk Factors” section therein, which contain the risks and uncertainties that we believe are material to the Fund’s business, operating results, and financial condition.

Forward-Looking Statement Disclosure

Certain information contained in this document constitutes “forward-looking statements,” which can be identified by the use of forward-looking terminology such as “may,” “will,” “expect,” “intend,” “anticipate,” “estimate,” “believe,” “continue” or other similar words, or the negatives thereof. These may include financial projections and estimates and their underlying assumptions, statements about plans, objectives and expectations with respect to future operations, and statements regarding future performance. Such forward-looking statements are inherently uncertain and there are or may be important factors that could cause actual outcomes or results to differ materially from those indicated in such statements. Apollo believes these factors include, but are not limited to, those described under the section entitled “Summary of Risk Factors”, which are further described in the Fund’s prospectus, and any such updated factors included in the Fund’s periodic filings with the Securities and Exchange Commission (the “SEC”), which are accessible on the SEC’s website at www.sec.gov. These factors should not be construed as exhaustive and should be read in conjunction with the other cautionary statements that are included in the Fund’s prospectus and other filings. Except as otherwise required by federal securities laws, we undertake no obligation to publicly update or revise any forward-looking statements, whether as a result of new information, future developments or otherwise.

Additional Important Disclosure

Past performance is not indicative nor a guarantee of future returns.

This material is confidential and may not be distributed, transmitted or otherwise communicated to others, in whole or in part, without the express written consent of Apollo Global Management, Inc. (together with its subsidiaries, “Apollo”) and is intended solely for the use of the persons to whom it has been delivered. This material does not constitute an offer to sell, or the solicitation of an offer to buy, any security, product or service. Apollo and its affiliates do not provide tax, legal or accounting advice. This material is not intended to provide, and should not be relied on for, tax, legal or accounting advice. You should consult your own tax, legal and accounting advisors before engaging in any transaction. This material represents views as of the date of this material and is subject to change without notice of any kind. This material and the transactions, investments, products, services, securities or other financial instruments referred to in this material are not directed to, or intended for distribution to or use by, any person or entity who is a citizen or resident of or located in any locality, state, country or other jurisdiction where such distribution, publication, availability or use would be contrary to any laws or regulations. Recipients may only use this material to the extent permitted by the applicable laws and regulations and should be aware of and observe all such applicable laws and regulations.

Alternative investments often are speculative, typically have higher fees than traditional investments, often include a high degree of risk and are suitable only for eligible, long-term investors who are willing to forgo liquidity and put capital at risk for an indefinite period of time. They may be highly illiquid and can engage in leverage and other speculative practices that may increase volatility and risk of loss.

Opinions expressed herein reflect the current opinions of Apollo as of the date appearing in the materials only and are based on Apollo’s opinions of the current market environment, which is subject to change. Certain information contained in the materials discusses general market activity, industry or sector trends, or other broad-based economic, market or political conditions and should not be construed as research or investment advice. This material is not complete and the information contained herein may change at any time without notice.

Apollo has not made any representation or warranty, expressed or implied, with respect to fairness, correctness, accuracy, reasonableness, or completeness of any of the information contained herein (including but not limited to information obtained from third parties unrelated to Apollo) Apollo has no responsibility to update any of the information provided in this material.

Not a deposit	May lose value	No bank guarantee
Not insured by the FDIC, NCUA or any other government agency

Apollo Global Securities, LLC (“AGS”) and Griffin Capital Securities, LLC (“GCS”), Members of FINRA and SIPC, are subsidiaries of Apollo Global Management, Inc. AGS conducts Apollo’s capital markets business and certain of its product marketing and distribution, and GCS is a wholesale marketing agent for Apollo-sponsored products. ALPS Distributors, Inc. (1290 Broadway, Suite 1000, Denver, CO 80203, Member FINRA) is the distributor of Apollo Diversified Credit Fund. Apollo Global Management, Inc. and ALPS Distributors, Inc. are not affiliated.

© 2025 Apollo Global Management, Inc. All rights reserved.

GCC000928 | Exp. 03.31.26	ADCF-IU398420-0325A
8

GWMS,20250321-4338159-13696023

APOLLO DIVERSIFIED CREDIT FUND

NOTICE OF QUARTERLY REPURCHASE OFFER

**IF YOU DO NOT WISH TO SELL YOUR SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE**

March 27, 2025

Dear Apollo Diversified Credit Fund Shareholder,

Thank you for your investment. The purpose of this notice is to inform you of the quarterly repurchase offer by Apollo Diversified Credit Fund (the “Fund”). Quarterly repurchase offers provide a degree of liquidity to shareholders of the Fund. You will receive a notice similar to this once per quarter. The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer period.

The repurchase offer period will begin on March 27, 2025 and end on May 6, 2025 (the “Repurchase Request Deadline”). If you own shares through a financial intermediary, financial adviser or broker/dealer (“Financial Intermediary”), please contact your Financial Intermediary.

Please also note that Class C shareholders who tender for repurchase of such shareholder’s Class C shares such that they will have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund’s distributor out of the repurchase proceeds.

If you wish to tender shares, your Financial Intermediary will provide you with specific instructions. If you are unable to contact your Financial Intermediary or own shares directly and wish to tender shares, you can alternatively complete the Repurchase Request Form.

IMPORTANT

All repurchase requests must be received in good order prior to the Repurchase Request Deadline. The Repurchase Request Deadline will be strictly observed. If you fail to submit your repurchase request in proper form prior to the Repurchase Request Deadline, the Fund will not repurchase your shares or a portion thereof until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer. Shares would be subject to NAV fluctuation during that time.

If you have any questions, please refer to the attached Repurchase Offer or contact your Financial Intermediary. You may also contact us directly at 1-888-926-2688.

Sincerely,

Apollo Diversified Credit Fund

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APOLLO DIVERSIFIED CREDIT FUND REPURCHASE OFFER

1 THE OFFER

Apollo Diversified Credit Fund (the “Fund”) is offering to repurchase, for cash, up to 5% of the Fund’s issued and outstanding shares (Class A, Class C, Class F, Class I, Class L and Class M shares) (“Repurchase Offer Amount”) as of the Repurchase Request Deadline (as defined below) at a price equal to the net asset value (“NAV”) of the applicable class of shares as of the close of regular business trading on the New York Stock Exchange (“NYSE”) on the Repurchase Pricing Date (as defined below). The purpose of this offer is to provide a level of liquidity to shareholders, as no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund’s current effective prospectus and statement of additional information.

2 NET ASSET VALUE

The Fund’s NAV on March 20, 2025 of the Class A shares (CRDTX) was $22.24 per share, of the Class C shares (CGCCX) was $22.23 per share, of the Class F shares (CRDFX) was $22.24 per share, of the Class I shares (CRDIX) was $22.23 per share, of the Class L shares (CRDLX) was $22.23 per share and of the Class M shares (CRDMX) was $22.23 per share. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below).

The Fund’s NAV fluctuates. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you submit your repurchase request.

The current NAV may be obtained by calling 1-888-926-2688 and asking for the most current NAV per share or by visiting www.apollo.com/adcf. The shares of the Fund are not traded on any organized market or securities exchange.

3 REPURCHASE REQUEST DEADLINE	All repurchase requests must be received in good order prior to 4:00 p.m., Eastern Time, on May 6, 2025.

4 REPURCHASE PRICING DATE

The NAV used to calculate the repurchase price will be determined as of the close of regular business trading on the NYSE on May 6, 2025 (the “Repurchase Pricing Date”). There is a risk that the NAV per share fluctuates between the date on which you submit your repurchase request and the Repurchase Pricing Date, and that the NAV on the Repurchase Pricing Date may be higher or lower than the NAV on the date you submit your repurchase request.

5 PAYMENT FOR SHARES REPURCHASED

The Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee. However, as stated above, a contingent deferred sales charge may apply to Class C shares tendered for repurchase.

6 INCREASE IN NUMBER OF SHARES REPURCHASED

If shareholders tender for repurchase more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred (100) shares and who tender all of their shares, before prorating other amounts tendered. There is no assurance that you will be able to sell as many of your shares as you desire to sell in the repurchase offer or in any subsequent repurchase offer. If a portion of your shares were not repurchased due to proration, you will have to wait until the next quarterly repurchase offer to submit a new repurchase request if you still wish to tender your shares for repurchase.

With respect to any required minimum distributions from an IRA or other qualified retirement plan, it is the obligation of the shareholder to determine the amount of any such required minimum distribution and to otherwise satisfy the required minimum. In the event that shareholders tender for repurchase more than the Repurchase Offer Amount, and the Fund repurchases shares on a pro rata basis, it may result in the shareholder not receiving the full amount of a required minimum distribution.

7 WITHDRAWAL OR MODIFICATION	Requests to repurchase shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on May 6, 2025.

8 SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER

The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board of Trustees, including a majority of the independent Trustees, and only in the following limited circumstances:

•  If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

•  For any period during which the NYSE or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

•  For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund’s NAV of each of the Fund’s Class A, Class C, Class F, Class I, Class L and Class M shares; and

•  For any other periods that the U.S. Securities and Exchange Commission may permit by order for the protection of shareholders.

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APOLLO DIVERSIFIED CREDIT FUND REPURCHASE OFFER

9 TAX CONSEQUENCES

You should review the tax information in the Fund’s prospectus and statement of additional information and consult with your tax adviser regarding any specific consequences, including potential state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held.

10 CONTINGENT DEFERRED SALES CHARGES ON CLASS C SHARES

Class A, Class F, Class I, Class L and Class M shareholders are not subject to a contingent deferred sales charge. Class C shareholders who tender for repurchase of such shareholder’s Class C shares such that they will have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund’s distributor out of the repurchase proceeds. The Fund or its designee may waive the imposition of the contingent deferred sales charge in the following shareholder situations: (1) shareholder death or (2) shareholder disability. Any such waiver does not imply that the contingent deferred sales charge will be waived at any time in the future or that such contingent deferred sales charge will be waived for any other shareholder.

11 NO REPURCHASE FEE

The Fund does not charge a transaction fee to repurchase Fund shares. However, as stated above, a contingent deferred sales charge may apply to Class C shares tendered for repurchase. If your shares are held at a Financial Intermediary, your intermediary may charge transaction or other fees in connection with your repurchase request.

12 REPURCHASE REQUESTS IN PROPER FORM

All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund’s counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund’s interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, Apollo Capital Credit Adviser, LLC (the “Adviser”), Apollo Credit Management, LLC (the “Sub- Adviser”), SS&C GIDS, Inc. (the “Transfer Agent”), ALPS Distributors, Inc. (the “Distributor”), nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Adviser, the Sub-Adviser, nor the Distributor, is or will be obligated to ensure that your Financial Intermediary, or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund’s current effective prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this Repurchase Offer, contact your Financial Intermediary. If this repurchase request is due to shareholder death, please call the Fund at 1-888-926-2688 or contact your Financial Intermediary regarding additional required documentation (such as a death certificate).

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